INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments
	As of December 31,
	2016	2017
	US$	US$

Cost investment:
Investment in Cold Chain Link (Shanghai) Internet of Things Co., Ltd.	720,150	768,486
Less: accumulated impairment	-	-
	720,150	768,486